Stock-based compensation (Details) - Stock options [Member] shares in Thousands	6 Months Ended
	Jun. 30, 2017 CAD / shares shares
Number of shares, Outstanding - beginning of period | shares	12,010
Number of shares, Granted | shares	65
Number of shares, Exercised | shares	(1,228)
Number of shares, Forfeited/expired | shares	(2,542)
Number of shares, Outstanding - end of period | shares	8,305
Weighted average exercise price, Outstanding - beginning of period | CAD / shares	CAD 0.48	[1]
Weighted average exercise price, Granted | CAD / shares	0.62	[1]
Weighted average exercise price, Exercised | CAD / shares	0.31	[1]
Weighted average exercise price, Forfeited/expired | CAD / shares	0.78	[1]
Weighted average exercise price, Outstanding - end of period | CAD / shares	CAD 0.41	[1]

[1]	The weighted average exercise prices are before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate In-the-Money amounts for the outstanding options remain the same before and after the Arrangement.